Risk Management (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	R$ 16,211,453	R$ 17,566,051
Assets | Fixed rate
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	8,131,939	11,614,849
Assets | IGP-M (General Index of market pricing) / IPCA (Consumer price index)
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	249,922	1,053,893
Assets | Exchange coupon
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	1,090,277	1,808,598
Assets | Foreign Currency
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	1,471,956	1,808,598
Assets | Equities
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	776,376	461,957
Assets | Sovereign/Eurobonds and Treasuries
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	3,805,259	560,619
Assets | Other
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	685,724	257,537
Liabilities
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	10,577,983	11,406,535
Liabilities | Fixed rate
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	6,081,794	6,184,099
Liabilities | IGP-M (General Index of market pricing) / IPCA (Consumer price index)
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	191,486	532,957
Liabilities | Exchange coupon
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	785,578	1,658,084
Liabilities | Foreign Currency
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	1,611,049	2,103,715
Liabilities | Equities
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	776,735	468,911
Liabilities | Sovereign/Eurobonds and Treasuries
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	1,099,612	360,252
Liabilities | Other
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	R$ 31,729	R$ 98,517